Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	THRIVENT SERIES FUND INC
Central Index Key	0000790166
Amendment Flag	false
Document Creation Date	Jul. 17, 2012
Document Effective Date	Jul. 17, 2012
Prospectus Date	Apr. 30, 2012